Annual Total Returns[BarChart] - Hartford Moderate Allocation Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.32%)	12.09%	9.69%	0.44%	(2.64%)	4.63%	14.63%	(5.91%)	18.23%	11.06%